CONCENTRATIONS OF CREDIT RISK (Details Narrative)	12 Months Ended
	Mar. 31, 2013	Mar. 31, 2012
Percent of trade accounts payable greater than	10.00%
Vendor A
Trade accounts payable, percentage	23.00%	26.00%
Vendor B
Trade accounts payable, percentage	14.00%	13.00%
Vendor C
Trade accounts payable, percentage	10.00%	11.00%